Provincial Mining and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Detailed Information About Provincial Mining and Other Taxes

Under Saskatchewan provincial legislation, the company is subject to resource taxes, including the potash production tax and the resource surcharge.

	2017	2016	2015

Potash production tax	$ 95	$74	$239
Saskatchewan resource surcharge and other	56	50	71

	$ 151	$124	$310